10-K Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments
Total fixed maturity securities	$ 706,199	$ 554,624		$ 236,888
Short-term investments, at amortized cost, which approximates fair value	12,712	8,824		46,035
Total investments	718,911	563,448		282,923
Cash and cash equivalents	180,324	118,070	$ 72,623	64,659
Restricted cash and cash equivalents	18,494	1,698	10,396	15,992
Accrued investment income	6,728	4,660		1,231
Premium balances receivable	69,495	38,817		29,487
Reinsurance recoverable	192,025	139,389		63,531
Prepaid reinsurance premiums	133,992	116,732		74,541
Deferred policy acquisition costs	24,564	19,407		13,672	$ 7,909
Property and equipment, net	7,481	7,601		6,050
Income taxes receivable	1,320	1,107		0
Deferred tax assets, net	17,071	14,229		11,281
Other assets	24,768	2,701		1,840
Total assets	1,395,173	1,027,859		565,207
Liabilities
Reserve for losses and loss adjustment expenses	587,905	431,186	$ 301,502	207,051	47,952
Unearned premiums	391,802	344,704		231,743
Reinsurance balances payable	45,767	40,440		23,687
Income taxes payable	29	42		1,517
Accrued expenses	11,287	14,900		12,028
Other liabilities	18,472	4,510		5,807
Total liabilities	1,055,262	835,782		481,833
Commitments and contingencies (Note 13)
Stockholders' equity
Common stock	327	240		240
Additional paid-in capital	314,636	178,543		100,204
Accumulated other comprehensive loss	(12,309)	(11,372)		(16,689)
Retained earnings	37,211	24,666		(381)
Total stockholders' equity	339,865	192,077		83,374	$ 88,725
Total liabilities, mezzanine equity and stockholders' equity	$ 1,395,173	$ 1,027,859		$ 565,207